EIP Investment Trust
10 Wright Street
Westport, Connecticut 06880

May 2, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EIP Investment Trust (the “Trust”)
File Nos.: 333-212228 and 811-21940
EIP Growth and Income Fund S000013896

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, EIP Growth and Income Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post‑Effective Amendment No. 4 to the Trust’s Registration Statement on Form N‑1A, filed on April 26, 2018 and effective on April 29, 2018.

If you have any additional questions or require further information, please do not hesitate to contact me at 626-914-7220 or eric.pinciss@usbank.com.

Sincerely,

/s/ Eric W. Pinciss
Eric W. Pinciss, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust